UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

April 30, 2023

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund
Dear Fellow Shareholders,

As of April 30, 2023, the net asset value (“NAV”) of the Fort Pitt Capital Total Return Fund (the “Fund”) was $26.20 per share. Total return (including a $2.2565 per share dividend) for the semi-annual fiscal period ended April 30, 2023, was 6.26%. This compares with a total return of 8.63% for the S&P 500 Index (“S&P 500”) for the same period.

Fund performance trailed the S&P 500 in the first half of 2023. This was a challenging period for relative performance given the very narrow leadership within the S&P 500 Index. In a dramatic turn compared to outcomes in 2022, mega-cap technology stocks dominated performance results. While Fund performance also benefited from exposure to many of the large technology companies that propelled index returns, our less concentrated allocations to these stocks resulted in underperformance for the quarter.

Our top five performers in the quarter were Advanced Micro Devices, Inc. (AMD), GXO Logistics, Inc., Broadcom, Inc., Microsoft Corp., and Lam Research Corp. Shares of Advanced Micro Devices rebounded after a rough 2022 as investors anticipated a bottoming process in the semiconductor cycle and reacted favorably to AMD’s future prospects with AI – artificial intelligence chips. GXO Logistics was another top performer as the company demonstrated continued success in new business wins for their automated logistics services and issued favorable longer-term financial guidance. Broadcom’s stock price appreciated as demand remained solid across the company’s core infrastructure end markets and management expressed confidence in their expectations for sustained year-over-year growth throughout 2023. Microsoft advanced as investors cheered the company’s move into AI as well as earnings results that showed continued momentum in their cloud segment. Lam Research shares were boosted by management’s call for a bottom in demand for their semiconductor equipment and investor enthusiasm for secular growth in AI, data center, and electric vehicle end markets.

Our bottom five performers in the quarter were Charles Schwab Corp., PNC Financial Services Group, Inc., Bristol-Myers Squibb Co., Constellation Brands, Inc., and Medtronic PLC. Charles Schwab and PNC were punished as investors grappled with contagion risks in the banking sector after the collapse of Silicon Valley Bank and Signature Bank. Bristol-Myers reported in-line earnings results over the past few quarters and has shown some success with their newly launched drug portfolio. However, investor sentiment has recently shifted away from the safe haven plays of 2022, such as large-cap pharmaceuticals, and into higher-growth market sectors. Shares of Constellation Brands dipped as recent operating results were weighed down by poor weather in their core California market (historically ~23% of beer sales) and a continuation of organic sales declines in the company’s wine & spirits segment. Medtronic shares declined as the company grappled with a range of pipeline setbacks. We exited our Medtronic position as we view the underperformance driven by poor execution and management’s hesitancy to be forthright about the slower growth profile of the business.

The Fund’s total return for the one-year period ended April 30, 2023, was -1.46%, compared to 2.66% for the S&P 500. The Fund’s annualized total return for the three-year period ended April 30, 2023, was 10.94%, compared to 14.52% for the S&P 500. Over the five-year period ended April 30, 2023, the Fund’s annualized total return was 6.63%, while the S&P 500’s annualized return was 11.45%. Over the ten-year period ended April 30, 2023, the Fund’s annualized total return was 9.07%, while the S&P 500’s annualized return was 12.20%. Since inception on December 31, 2001, through April 30, 2023, the Fund has produced a total return of 8.06%

Fort Pitt Capital Total Return Fund
annualized (422.83% cumulative), compared to 8.33% annualized (451.48% cumulative) for the S&P 500. The Fund’s total annual gross operating expense ratio is 1.14% (1.00% net, contractual through at least 2/27/24), as of the Fund’s most recently filed Prospectus.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. Performance data quoted does not reflect any redemption fees for shares purchased prior to the elimination of the Fund’s short-term redemption fees. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower.

Stock and bond market indices have strung together a couple of quarters of positive returns. While corporate earnings have declined over this time period, results have been better than expectations and more reflective of a correction than a collapse. The main driver of positive market returns has been the progress made on the market’s two biggest headwinds – inflation and the Fed.

The April year-over-year change in headline CPI moved below the 5% mark, down significantly from the peak of 9.1% back in June of 2022. The Producer Price Index eased to a reasonable 2.3% in April which represented the 10th straight monthly decline and a massive drop from the 11.2% peak registered last summer. We anticipate further progress on the inflation front as cooling rent prices begin to be reflected in the official inflation calculation data.

The Federal Reserve hiked interest rates by another 25 basis points at their May meeting, bringing its benchmark overnight interest rate to the 5.00%-5.25% range. However, this may very well go down as the Fed’s last hike of this cycle. In fact, markets are currently pricing in several interest rate cuts by year-end. While we don’t anticipate rate cuts in the near term, we do ascribe to the view that the bar for additional rate hikes has been raised considerably and that the Fed has likely done enough already.

While markets have reacted positively to the deceleration in inflationary pressures and greater clarity on Fed policy, these developments haven’t happened in a vacuum. Signs of an economic slowdown are becoming more apparent. Recent credit card data has reflected a softening in consumer spending, manufacturing activity remains in contractionary territory, and while the labor market is still healthy, cracks have started to show. The number of job openings has declined significantly, and monthly job additions have slowed considerably compared to the robust pace experienced in the second half of 2022. Going forward, we expect the fallout from the banking sector turmoil to result in a tightening of lending standards and credit conditions that will further slow economic growth.

The equity market has been extremely resilient despite the backdrop of banking system concerns and weakening economic data. In fact, the S&P 500 Index advanced by roughly 6% in the three weeks after the failure of Silicon Valley Bank and Signature Bank. It can be difficult to rationalize short-term market movements, but here are some thoughts. As we all remember, 2022 was a rough year with the S&P experiencing a 27% peak-to-trough decline and investment debates were centered around - not if - but when the recession would start. While painful, that backdrop likely conditioned investors to accept that we don’t work through the market’s two biggest challenges:  inflation, and the Fed’s interest rate hiking cycle without a period of economic weakness,

Fort Pitt Capital Total Return Fund
softening in the labor market, and perhaps the Federal Reserve breaking something along the way. Post the banking system stress and sluggish economic data, market expectations and probability measures are anticipating that inflation will come down quicker than it would have otherwise and that the Fed is done with their interest rate hiking campaign. We will see how these assumptions hold up as the year progresses.

Thank you for your continued support of our Fund.

Dan Eye
Portfolio Manager

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed are those of Dan Eye through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

The contributors/detractors listed above do not represent all securities purchased or sold during the period. To obtain a list showing the contribution of each holding to overall performance and the calculation methodology, please call 412-921-1822.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings, please refer to the schedule of investments section of this report.

Fort Pitt Capital Group, LLC is the Advisor to the Fort Pitt Capital Total Return Fund, which is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund
ALLOCATION OF PORTFOLIO INVESTMENTS
at April 30, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at April 30, 2023 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/22 – 4/30/23).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund
EXPENSE EXAMPLE (Continued)
at April 30, 2023 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/22	4/30/23	11/1/22 – 4/30/23
Actual	$1,000.00	$1,062.60	$5.11
Hypothetical	$1,000.00	$1,019.84	$5.01
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at April 30, 2023 (Unaudited)

COMMON STOCKS – 96.05%	Shares	Value
Aerospace/Defense – 1.65%
Raytheon Technologies Corp.	10,665	$1,065,434

Applications Software – 5.61%
Microsoft Corp.	11,771	3,616,757

Brewery – 2.13%
Constellation Brands, Inc. – Class A	5,978	1,371,772

Commercial Services – 1.56%
GXO Logistics, Inc.*	18,933	1,005,910

Computer Aided Design – 0.19%
ANSYS, Inc.*	394	123,684

Computers – 2.30%
Apple, Inc.	8,730	1,481,306

Consumer Products – Miscellaneous – 2.83%
Kimberly-Clark Corp.	12,594	1,824,745

Diagnostic Equipment – 4.93%
Danaher Corp.	5,635	1,334,988
Thermo Fisher Scientific, Inc.	3,330	1,847,817
		3,182,805
Diversified Manufacturing – 5.48%
Parker-Hannifin Corp.	10,874	3,532,745

Electronic Components – Semiconductor – 11.34%
Advanced Micro Devices, Inc.*	37,392	3,341,723
Broadcom, Inc.	1,635	1,024,328
Texas Instruments, Inc.	17,636	2,948,739
		7,314,790
Finance – Investment Banker/Broker – 3.33%
Charles Schwab Corp.	41,141	2,149,206

Industrial Automation/Robot – 5.23%
Rockwell Automation, Inc.	11,908	3,374,846

Instruments – Controls – 5.37%
Honeywell International, Inc.	17,338	3,464,826

Insurance Brokers – 5.69%
Arthur J. Gallagher & Co.	17,628	3,667,682

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2023 (Unaudited)

COMMON STOCKS – 96.05% (Continued)	Shares	Value
Investment Management/Advisor Services – 2.42%
Apollo Global Management, Inc.	24,646	$1,562,310

Lasers – Systems/Components – 2.78%
Coherent Corp.*	52,435	1,790,131

Machinery – Farm – 1.67%
Deere & Co.	2,843	1,074,711

Medical – Drugs – 4.28%
Bristol-Myers Squibb Co.	23,303	1,555,941
Merck & Co, Inc.	10,411	1,202,158
		2,758,099
Medical Products – 5.19%
Abbott Laboratories	30,320	3,349,450

Oil Exploration & Production – 2.31%
Devon Energy Corp.	27,905	1,490,964

Pipelines – 1.70%
Kinder Morgan, Inc.	64,064	1,098,698

Private Equity – 2.17%
Blackstone, Inc.	15,673	1,400,069

Retail – Apparel/Shoes – 1.62%
Lululemon Athletica, Inc.*	2,756	1,047,087

Retail – Building Products – 1.87%
Lowe’s Cos., Inc.	5,816	1,208,739

Retail – Discount – 2.13%
Target Corp.	8,700	1,372,425

Semiconductor Equipment – 1.28%
Lam Research Corp.	1,573	824,378

Super-Regional Banks – U.S. – 4.14%
PNC Financial Services Group, Inc.	20,500	2,670,125

Telecommunication Equipment – 2.65%
Ciena Corp.*	37,039	1,705,276

Web Portals/ISP – 2.20%
Alphabet, Inc. – Class A*	13,240	1,421,182
TOTAL COMMON STOCKS
(Cost $31,505,685)		61,950,152

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2023 (Unaudited)

REITs: 2.39%
Real Estate – 2.39%
Digital Realty Trust, Inc.	6,136	$608,384
Gaming and Leisure Properties, Inc.	17,964	934,128
TOTAL REITs
(Cost $1,658,477)		1,542,512

MONEY MARKET FUND – 1.73%
Money Market Fund – 1.73%
Invesco STIT-Government & Agency Portfolio –
Institutional Class, 4.782% †	1,115,729	1,115,729
TOTAL MONEY MARKET FUND
(Cost $1,115,729)		1,115,729
Total Investments
(Cost $34,279,891) – 100.17%		64,608,393
Liabilities in Excess of Other Assets – (0.17)%		(107,487)
TOTAL NET ASSETS – 100.00%		$64,500,906

*	Non-income producing security.
†	Rate shown is the 7-day annualized yield at April 30, 2023.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2023 (Unaudited)

ASSETS
Investments, at market value (cost $34,279,891)	$64,608,393
Receivables:
Fund shares sold	1,300
Dividends and interest	104,626
Investments sold	5
Prepaid expenses	13,266
Total assets	64,727,590

LIABILITIES
Due to advisor	31,580
Fund shares redeemed	135,000
Administration and fund accounting fees	7,145
Audit fees	31,413
Transfer agent fees and expenses	5,160
Custody fees	3,899
Shareholder reporting fees	11,094
Chief Compliance Officer fee	1,188
Trustee fees and expenses	205
Total liabilities	226,684

NET ASSETS	$64,500,906

COMPONENTS OF NET ASSETS
Paid-in capital	$26,834,482
Total distributable earnings	37,666,424
Total net assets	$64,500,906
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,461,667
Net Asset Value, Redemption Price and Offering Price Per Share	$26.20

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund
STATEMENT OF OPERATIONS
For the six months ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$555,991
Interest	24,722
Total investment income	580,713
Expenses
Advisory fees (Note 4)	246,428
Administration and fund accounting fees (Note 4)	43,201
Transfer agent fees and expenses (Note 4)	31,281
Audit fees	10,413
Registration fees	10,155
Trustee fees and expenses	8,120
Custody fees (Note 4)	7,924
Chief Compliance Officer fees (Note 4)	7,438
Legal fees	4,507
Shareholder reporting	4,470
Miscellaneous expense	3,215
Insurance expense	1,220
Total expenses before fee waiver	378,372
Less: fee waiver from Advisor (Note 4)	(54,126)
Net expenses	324,246
Net investment income	256,467

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	7,146,924
Change in unrealized appreciation/(depreciation) on investments	(3,441,872)
Net realized and unrealized gain on investments	3,705,052
Net increase in net assets resulting from operations	$3,961,519

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
OPERATIONS
Net investment income	$256,467	$498,520
Net realized gain on investments	7,146,924	4,869,792
Change in unrealized appreciation/(depreciation)
on investments	(3,441,872)	(19,079,745)
Net increase/(decrease) in net assets
resulting from operations	3,961,519	(13,711,433)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(5,379,943)	(5,815,540)
Total distributions	(5,379,943)	(5,815,540)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	720,610	1,923,188
Proceeds from shares issued in reinvestment of dividends	5,346,504	5,803,571
Cost of shares redeemed	(4,748,435)	(10,610,432)
Net increase/(decrease) in net assets resulting
from capital share transactions	1,318,679	(2,883,673)
Total decrease in net assets	(99,745)	(22,410,646)

NET ASSETS
Beginning of period	64,600,651	87,011,297

End of period	$64,500,906	$64,600,651

CHANGES IN SHARES OUTSTANDING
Shares sold	27,660	64,326
Shares issued in reinvestment of dividends	206,988	175,334
Shares redeemed	(182,451)	(349,954)
Net increase/(decrease) in Fund shares outstanding	52,197	(110,294)
Shares outstanding, beginning of period	2,409,470	2,519,764
Shares outstanding, end of period	2,461,667	2,409,470

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	For the Six
	Months Ended	For the Year Ended October 31,
	April 30, 2023
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value,
beginning of period	$26.81	$34.53	$25.06	$27.35	$25.81	$25.47
Income from
investment operations:
Net investment income	0.11	0.21	0.20	0.28	0.29	0.26
Net realized and unrealized
gain/(loss) on investments	1.54	(5.59)	9.53	(0.34)	2.89	0.65
Total from
investment operations	1.65	(5.38)	9.73	(0.06)	3.18	0.91
Less dividends:
Dividends from net
investment income	(0.22)	(0.20)	(0.26)	(0.28)	(0.26)	(0.24)
Dividends from net
realized gains	(2.04)	(2.14)	—	(1.95)	(1.38)	(0.33)
Total dividends	(2.26)	(2.34)	(0.26)	(2.23)	(1.64)	(0.57)
Redemption fees	—	—	—	0.00 #	0.00 #	0.00 #
Net asset value,
end of period	$26.20	$26.81	$34.53	$25.06	$27.35	$25.81
Total return[1]	6.26%[2]	-16.87%	39.00%	-0.76%	13.60%	3.51%
Supplemental data
and ratios:
Net assets,
end of period	$64,500,906	$64,600,651	$87,011,297	$69,386,500	$73,606,705	$66,904,051
Ratio of net expenses
to average net assets:
Before fee waivers	1.17%[3]	1.14%	1.15%	1.39%	1.38%	1.35%
After fee waivers	1.00%[3]	1.00%	1.04%	1.24%	1.24%	1.24%
Ratio of net investment
income to average net assets:
Before fee waivers	0.62%[3]	0.53%	0.48%	0.93%	0.96%	0.83%
After fee waivers	0.79%[3]	0.67%	0.59%	1.08%	1.10%	0.94%
Portfolio turnover rate	16%[2]	14%	4%	8%	13%	4%

#	Amount is less than $0.01 per share.
[1]	Total return reflects reinvested dividends but does not reflect the impact of taxes.
[2]	Not Annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS
at April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications during the six months ended April 30, 2023.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. See Note 10 for information about the upcoming change in control.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities – The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Fort Pitt Capital Group, LLC (the “Advisor”),  as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$3,126,457	$—	$—	$3,126,457
Consumer, Cyclical	3,628,251	—	—	3,628,251
Consumer, Non-cyclical	13,492,781	—	—	13,492,781
Energy	2,589,662	—	—	2,589,662
Financial	11,449,392	—	—	11,449,392
Industrial	14,302,693	—	—	14,302,693
Technology	13,360,916	—	—	13,360,916
Total Common Stocks	61,950,152	—	—	61,950,152
REITs	1,542,512	—	—	1,542,512
Money Market Fund	1,115,729	—	—	1,115,729
Total Investments	$64,608,393	$—	$—	$64,608,393

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.76%, based upon the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund incurred $246,428 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2023, the Advisor reduced its fees in the amount of $54,126; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
10/31/2023	$53,911
10/31/2024	93,290
10/31/2025	102,748
4/30/2026	54,126
$304,075

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2023, are disclosed in the statement of operations.

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $9,050 of sub-transfer agent fees during the six months ended April 30, 2023. These fees are included in the transfer agent fees and expenses amount disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,154,474 and $14,637,888, respectively. There were no purchases and sales of U.S. government securities during the six months ended April 30, 2023.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2023 and the year ended October 31, 2022 was as follows:

	April 30, 2023	October 31, 2022
Ordinary income	$525,014	$509,247
Long-term capital gains	4,854,929	5,306,293

As of October 31, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$30,880,802
Gross tax unrealized appreciation	34,299,700
Gross tax unrealized depreciation	(529,326)
Net tax unrealized appreciation (a)	33,770,374
Undistributed ordinary income	459,558
Undistributed long-term capital gain	4,854,915
Total distributable earnings	5,314,473
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$39,084,847

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Sector Emphasis Risks: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Equity Securities Risks: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Large Capitalization Company Risks: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Capitalization Company Risks: The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.

•
Interest Rate Risks: The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risks: An issuer may be unable or unwilling to make timely payments of principal and interest or to otherwise honor its obligations.

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

•
American Depositary Receipts Risks: Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

•
U.S. Government Obligations Risks: U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. Securities issued by certain U.S. Government agencies and U.S. Government-sponsored enterprises are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. If a government-sponsored entity is unable to meet its obligation, the performance of the Fund may be adversely impacted.

•
REIT Risks: Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

•
Investment Company Risks: When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2023, Charles Schwab & Co., for the benefit of their customers, owned 69.34% of the outstanding shares of the Fund.

NOTE 9 – TRUSTEES AND OFFICERS

At a meeting held December 7 - 8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years.

NOTE 10 – SUBSEQUENT EVENT

Fort Pitt Capital Group, LLC (the “Investment Advisor”) serves as the investment advisor to the Fund. On February 27, 2023, the Investment Advisor’s ultimate parent company, Focus Financial Partners Inc. (“Focus”) announced that Focus agreed to be acquired by Clayton, Dubilier & Rice (“CD&R”). The purchase of Focus by CD&R is anticipated to close in the third quarter of 2023 (the “Transaction”). Following the Transaction, Focus will be privately owned, and its shares will no longer be publicly traded. The Transaction is not expected to result in any material change in the day-to-day management of the Fund or the Investment Advisor.

The closing of the Transaction is anticipated to result in a change of control of the Investment Advisor to the Fund (the “Change of Control”). Consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), the investment advisory agreement between the Investment Advisor and Advisors Series Trust, on behalf of the Fund (the “Advisory Agreement”) contains a provision that the Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).  The Change of Control will cause an assignment of the Advisory Agreement and result in the automatic termination of the Advisory Agreement.

Fort Pitt Capital Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

The Board of Trustees of the Fund (the “Board”) is anticipated to approve an interim advisory agreement (the “Interim Advisory Agreement”), which will be in effect for no longer than 150 days following the closing of the Transaction, without prior approval of the Fund’s shareholders. The Interim Advisory Agreement has identical advisory fees for the Fund and has substantially similar terms and conditions to the current Advisory Agreement, and otherwise meets the requirements of Rule 15a-4 under the 1940 Act, including the escrowing of advisory fees, pending shareholder approval of a new investment advisory agreement.

The Board will also be asked to approve a new investment advisory agreement with the Investment Advisor with respect to the Fund (the “New Advisory Agreement”). After approval by the Board, the New Advisory Agreement also must be approved by shareholders of the Fund. There will be a special meeting of shareholders, expected to be held after Board approval of the New Advisory Agreement (the “Special Shareholder Meeting”), at which the Fund’s shareholders will be asked to consider the approval of the New Advisory Agreement. The New Advisory Agreement will have identical advisory fees for the Fund and substantially similar terms and conditions to the current Advisory Agreement. Under the Interim Advisory Agreement and the New Advisory Agreement, there will not be any changes to the Fund’s portfolio management team, investment objective, policies, or principal investment strategies.

Fort Pitt Capital Total Return Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on October 18, 2022 and December 7 - 8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Fort Pitt Capital Group, LLC (the “Advisor”) on behalf of the Fort Pitt Capital Total Return Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, personnel changes among senior executives and portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Fort Pitt Capital Total Return Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)

The Board noted that the Fund underperformed the Morningstar peer group and Cohort average for the one-, three-, five-, and ten-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary benchmark for the one-year period and underperformed for the three-, five- and ten-year periods ended June 30, 2022, and underperformed its secondary benchmark for the one-, three-, five-, and ten-year periods ended June 30, 2022.

The Board also considered the Fund’s performance as compared to the Advisor’s similarly managed composite, but took into account the Advisor’s representation that its composite includes accounts with portfolios whose holdings differ significantly from the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the Morningstar peer funds and the Cohort. The Board also noted that the Advisor stated it does not have any other similarly managed accounts.

The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 1.00%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the contractual management fee and net expense ratio were above the average and median of its Cohort. The Board also noted that the net expense ratio was above the average of its Morningstar peer group.

Additionally, the Board considered that currently the shareholders of the Fund are primarily friends and family of the Advisor or clients with separately managed accounts. The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to the Advisor was fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund. The Board also considered that the Fund does not charge Rule 12b-1 fees, shareholder servicing plan fees or receive “soft dollar” benefits in exchange for Fund brokerage. The Board noted the Advisor stated there may be unquantifiable indirect benefits by the nature of market perception of scale in the management of the Fund. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

Fort Pitt Capital Total Return Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

Fort Pitt Capital Total Return Fund
HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund's transfer agent toll free at 1-866-688-8775 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund
PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, LLC
680 Andersen Drive
Foster Plaza Ten, Suite 350
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report has been prepared for shareholders and may be
distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s
Form N-PORT is also available, upon request, by calling 1-866-688-8775.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date    7/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date    7/6/2023

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date    7/6/2023

* Print the name and title of each signing officer under his or her signature.